Related Party Transactions	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

a.	Equity Interests in Subsidiaries

Alterity Therapeutics Limited owns 100% of its subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Ltd.

b.	Key Management Personnel Remuneration

The Directors of Alterity during the year:

Mr. Geoffrey Kempler, Chairman & CEO

Mr. Brian Meltzer, Independent Non-Executive Director

Mr. Peter Marks, Independent Non-Executive Director

Mr. Lawrence Gozlan, Non-Executive Director

Dr. David Sinclair, Non-Executive Director

Mr. Tristan Edwards, Non-Executive Director

The Key Management Personnel of the Company during the year:

Dr. David Stamler	Chief Medical Officer and Senior Vice President Clinical Development
Ms. Kathryn Andrews	Chief Financial Officer

Remuneration of all key management personnel of the Company is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Company is committed to remunerating senior executives in a manner that is market competitive and consistent with 'best practice' including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive's position, experience and performance, and may be satisfied via cash or equity.

Non-executive Directors are remunerated out of the aggregate amount approved by shareholders and at a level that is consistent with industry standards. Non-executive Directors do not receive performance based bonuses and prior shareholder approval is required to participate in any issuance of equity. No retirement benefits are payable other than statutory superannuation, if applicable.

The Company's remuneration policy is not solely based on the Company's performance, but also on industry practice.

The Company's primary focus is research activities with a long term objective of developing and commercializing its research and development results.

The Company envisages its performance in terms of earnings will remain negative whilst the Company continues in the research and clinical trials. Shareholder wealth reflects this speculative and volatile market sector. This pattern is indicative of the Company's performance over the past four years.

The purpose of a performance bonus is to reward individual performance in line with Company objectives. Consequently, performance based remuneration is paid to an individual where the individual's performance clearly contributes to a successful outcome for the Company. This is regularly measured in respect of performance against key performance indicators ("KPI's").

The Company uses a variety of KPI's to determine achievement, depending on the role of the executive being assessed. These include:

●	successful contract negotiations;
●	Company share price reaching a targeted rate on the ASX or applicable market over a period of time; or
●	achievement of research project milestones within scheduled time and/or budget.

2020	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	412,544	-	21,003	12,462	-	446,009
Mr. Brian Meltzer	73,059	-	6,941	-	-	80,000
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan	60,000	-	-	-	-	60,000
Dr. David Sinclair	45,000	-	-	-	-	45,000
Mr. Tristan Edwards	45,000	-	-	-	-	45,000
	695,603	-	27,944	12,462	-	736,009

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.

2019	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	395,728	-	20,531	7,794	-	424,053
Mr. Brian Meltzer	80,000	-	-	-	-	80,000
Dr. George Mihaly (2)	66,667	-	-	-	-	66,667
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan (3)	580,000	-	-	-	-	580,000
Dr. Ira Shoulson (2)(4)	58,314	-	-	-	20,443	78,757
Dr. David Sinclair (2)	10,750	-	-	-	-	10,750
Mr. Tristan Edwards (2)	10,750	-	-	-	-	10,750
	1,262,209	-	20,531	7,794	20,443	1,310,977

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company's director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to June 30, 2019.
(3)	Includes corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of A$520,000.
(4)	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.

2018	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1) (3)	381,340	-	20,049	7,763	235,000	644,152
Mr. Lawrence Gozlan (3)	60,000	-	-	-	58,750	118,750
Mr. Brian Meltzer (3)	82,500	-	-	-	58,750	141,250
Dr. George Mihaly (3)	77,500	-	-	-	58,750	136,250
Mr. Peter Marks (3)	60,000	-	-	-	58,750	118,750
Dr. Ira Shoulson (2)	78,885	-	-	-	-	78,885
	740,225	-	20,049	7,763	470,000	1,238,037

(1)	Base Fee includes movements in the annual leave provision relating to Mr Geoffrey Kempler.
(2)	Includes consulting fees paid to Dr Ira Shoulson in the amount of A$12,021.
(3)	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.

			Post-Employment	Long Term Benefits
2020	Short Term Benefits		Superannuation	Long-service	Equity
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Kathryn Andrews (1)	228,788	-	21,003	8,066	-	257,857
Dr. David Stamler (1)	625,470	-	-	-	-	625,470

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-Employment	Long Term Benefits
2019	Short Term Benefits		Superannuation	Long-service	Equity
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Kathryn Andrews (1)	236,665		20,531	15,222	-	272,418
Dr. David Stamler (1)	547,622				-	547,622

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-Employment	Long Term Benefits	Equity
2018	Short Term Benefits		Superannuation	Long-service
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Dianne Angus (1) (2)	81,589	-	5,736	(8,920)	(3,433)	74,972
Ms. Kathryn Andrews (1) (3)	196,689	-	18,604	96	15,735	231,124
Dr. David Stamler (1) (3)	504,274	-	-	-	125,877	630,151

(1)	Base Fee includes movements in annual leave provision for Ms Dianne Angus, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(2)	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
(3)	The equity component of Kathryn Andrews' and David Stamler's remuneration represents the portion of unlisted options granted in prior year but vested during the current year.

The following Director was under contract during the year ended June 30, 2020:

Directors	Duration	Notice Requirements	Termination
Geoffrey Kempler	Until termination by either party. Signed 21 September 2007	For Good Reason Mr Kempler may terminate with 30 days' notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Company has sufficient capital requirements to fulfill this clause
Accrued entitlements including all unreimbursed business expenses
Accelerate the vesting of any unvested options
		Without Good Reason Mr Kempler may terminate with 90 days' notice	Bonus pro-rated only if termination occurs in 1st year
		Without Cause the Company may terminate with 90 days' notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Group has sufficient capital requirements to fulfill this clause
Accrued entitlements including all unreimbursed business expenses
Accelerate the vesting of any unvested options
		With Cause the Company may terminate with 30 days' notice	Bonus pro-rated only if termination occurs in 1st year

The following Senior Executives were under contract during the year ended June 30, 2020:

Key management personnel	Duration	Notice Requirements	Termination
Kathryn Andrews	Until termination by either party. Signed 11 November 2014	Ms Andrews may terminate with 30 days' notice, or	Accrued entitlements including all unreimbursed business expenses
		Without Cause the Company may terminate with 30 days' notice, or	Permitted to keep and/or exercise options that have vested at the time of termination
With Cause the Company may terminate without notice
David Stamler	Until termination by either party. Signed 18 April 2017.	By the company without cause or by Dr. Stamler with good reason, 3 months' notice, increasing to 6 months' notice after 18 months of employment, unless otherwise agreed in writing.	Payment equivalent to seventy five percent of current annualized salary Accrued entitlements including all unreimbursed business expenses
Unexercised options shall be exercisable within 30 days after the date of termination
		With Cause, the Company may terminate at any time upon written notice	Accrued entitlements including all unreimbursed business expenses
Unexercised options shall be exercisable within 30 days after the date of termination

c.	Key Management Personnel Equity Holdings

Fully Paid Ordinary Shares of the Company	Balance July 1, 2019	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2020
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,380,777	-	-	-	18,380,777

Fully Paid Ordinary Shares of the Company	Balance July 1, 2018	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2019
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Dr. George Mihaly (1)	226,666	-	-	(226,666)	-
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Dr. Ira Shoulson	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,607,443	-	-	(226,666)	18,380,777

1.	Other changes represented the holdings of Dr. George Mihaly when he ceased to be a director of the Group on 8 April 2019.

Fully Paid Ordinary Shares of the Company	Balance July 1, 2017	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2018
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Dr. George Mihaly	226,666	-	-	-	226,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. Ira Shoulson	-	-	-	-	-
Ms. Dianne Angus	146,128	-	-	(146,128)	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler (1)	-	-	-	-	-
	18,753,571	-	-	(146,128)	18,607,443

(1)	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.

Share Options of the Company	Balance July 1, 2019	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2020 fiscal year	Balance June 30, 2019	Total Vested and Exercisable June 30, 2020	Total Unvested June 30, 2020
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	13,250,000	-	0	0	-	-	-	13,250,000	13,250,000	-

Share Options of the Company	Balance July 1, 2018	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2019 fiscal year	Balance June 30, 2019	Total Vested and Exercisable June 30, 2019	Total Unvested June 30, 2019
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. George Mihaly (1)	1,250,000	-	-		-	(1,250,000)	-	-	-	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. Ira Shoulson (1)	-	1,250,000	-		-	(1,250,000)	-	-	-	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	14,500,000	1,250,000	0	0	-	(2,500,000)	-	13,250,000	13,250,000	-

(1)	Dr. George Mihaly and Dr. Ira Shoulson resigned on 8 April 2019.

Share Options of the Company	Balance July 1, 2017	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2018 fiscal year	Balance June 30, 2018	Total Vested and Exercisable June 30, 2018	Total Unvested June 30, 2018
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	4,000,000	5,000,000	-	(4,000,000)	-			5,000,000	5,000,000	-
Mr. Lawrence Gozlan	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000
Mr. Brian Meltzer	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Dr. George Mihaly	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Mr. Peter Marks	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-

Dr. Ira Shoulson	-	-	-	-	-			-	-	-
Ms. Dianne Angus (1)	2,360,000	-	-	-	(2,360,000)			-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-		500,000	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-		4,000,000	4,000,000	4,000,000	-
	14,860,000	10,000,000	-	(8,000,000)	(2,360,000)		4,500,000	14,500,000	14,500,000

(1)	Ms Angus resigned effective October 10, 2017.